UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (2,796,993)	$ (14,921,782)
Net income (loss) from discontinued operations, net of tax	(7,869,946)	(4,302,319)
Net income (loss) from continuing operations	5,072,953	(10,619,463)
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	7,117	5,740
Allowance for doubtful accounts	1,928,708	14,788,061
Loss on sale of discontinued operation	7,851,720	0
Deferred tax expenses/(benefits)	(6,234,415)	(3,703,105)
Changes in operating assets and liabilities:
Accounts receivable	(19,685,969)	4,820,553
Inventories	17,732,000	0
Advances to suppliers	(4,431,830)	(2,309,081)
Prepayment and other current assets	(1,532,055)	(365,307)
Accounts payable	2,641	27,000
Accrued expenses and other payables	(3,054,606)	113,833
Income tax payable	589,206	307,348
Advances from customers		(3,706,627)
Net cash used in operating activities from continuing operations	(1,754,530)	(641,048)
Net cash provided by/(used in) operating activities from discontinued operations	(3,823,293)	50,321
Net cash used in operating activities	(5,577,823)	(590,727)
Net cash used in investing activities from continuing operations	0	0
Net cash used in investing activities from discontinued operations	0	0
Net cash used in investing activities	0	0
Cash flows from financing activities
Issuance of Common stock for cash, net of issuance costs	4,789,338	0
Proceeds from related parties	451,300	560,000
Repayments to related parties	(479,503)	0
Net cash provided by financing activities from continuing operations	4,761,135	560,000
Net cash used in financing activities from discontinued operations	0	(72,493)
Net cash provided by financing activities	4,761,135	487,507
Effect of exchange rate changes on cash, cash equivalents and restricted cash	170,568	(264,495)
Net change in cash, cash equivalents and restricted cash	(646,120)	(367,715)
Cash, cash equivalents and restricted cash, beginning of the period	1,178,970	1,601,479	$ 1,601,479
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	532,848	1,233,764	1,170,931
Restricted cash	2	0	8,039
Cash, cash equivalents and restricted cash, end of the period	532,850	1,233,764	1,178,970
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	0	22,191
Cash, cash equivalents and restricted cash of continuing operations–end of period	532,850	1,211,573
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	1,170,931	1,599,906	1,599,906
Restricted cash	$ 8,039	$ 1,573	$ 1,573